CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING REVENUES
Casino	$ 3,679,423	$ 2,550,542	$ 1,304,634
Rooms	103,009	83,718	41,215
Food and beverage	61,840	56,679	28,180
Entertainment, retail and others	86,167	32,679	11,877
Gross revenues	3,930,439	2,723,618	1,385,906
Less: promotional allowances	(99,592)	(81,642)	(53,033)
Net revenues	3,830,847	2,641,976	1,332,873
OPERATING COSTS AND EXPENSES
Casino	(2,698,981)	(1,949,024)	(1,130,302)
Rooms	(18,247)	(16,132)	(6,357)
Food and beverage	(34,194)	(32,898)	(16,853)
Entertainment, retail and others	(58,404)	(19,776)	(4,004)
General and administrative	(220,224)	(199,830)	(130,986)
Pre-opening costs	(2,690)	(18,648)	(91,882)
Development costs	(1,110)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(34,401)	(19,522)	(18,395)
Depreciation and amortization	(259,224)	(236,306)	(141,864)
Property charges and others	(1,025)	(91)	(7,040)
Total operating costs and expenses	(3,385,737)	(2,549,464)	(1,604,920)
OPERATING INCOME (LOSS)	445,110	92,512	(272,047)
NON-OPERATING EXPENSES
Interest income	4,131	404	498
Interest expenses, net of capitalized interest	(113,806)	(93,357)	(31,824)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses (Note 12)	(4,310)
Change in fair value of interest rate swap agreements	3,947
Amortization of deferred financing costs	(14,203)	(14,302)	(5,974)
Loan commitment fees	(1,411)	3,811	(2,253)
Foreign exchange (loss) gain, net	(1,771)	3,563	491
Other income, net	3,664	1,074	2,516
Listing expenses	(8,950)
Loss on extinguishment of debt (Note 11)	(25,193)
Costs associated with debt modification		(3,310)
Total non-operating expenses	(157,902)	(102,117)	(36,546)
INCOME (LOSS) BEFORE INCOME TAX	287,208	(9,605)	(308,593)
INCOME TAX CREDIT (EXPENSE) (Note 15)	1,636	(920)	132
NET INCOME (LOSS)	288,844	(10,525)	(308,461)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	5,812
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$ 294,656	$ (10,525)	$ (308,461)
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE:
Basic	$ 0.184	$ (0.007)	$ (0.210)
Diluted	$ 0.182	$ (0.007)	$ (0.210)
WEIGHTED AVERAGE SHARES USED IN NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE CALCULATION:
Basic	1,604,213,324	1,595,552,022	1,465,974,019
Diluted	1,616,854,682	1,595,552,022	1,465,974,019